Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 19, 2009	Dec. 31, 2010 Year Entity	Dec. 31, 2009
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency forward purchase contracts		4
Non-cash impairment charges			$ 97
Non-cash impairment charges in equity in losses of affiliates	34
Depreciation And Amortization
Fair Value, Measurement Inputs, Disclosure [Line Items]
Non-cash impairment charges			20
Income Loss From Discontinued Operations Net Of Tax
Fair Value, Measurement Inputs, Disclosure [Line Items]
Non-cash impairment charges			77
Interest rate swap derivatives
Fair Value, Measurement Inputs, Disclosure [Line Items]
Fair value of credit risk derivative asset and liabilities, net		10.6	(1.0)
Interest rate swap derivatives | Three Month LIBOR | The Ritz Carlton, Naples and Newport Beach Marriott Hotel and Spa
Fair Value, Measurement Inputs, Disclosure [Line Items]
Derivative spread in addition to LIBOR, lower range		2.70%
Derivative spread in addition to LIBOR, upper range		3.20%
Interest rate swap derivatives | The Ritz Carlton, Naples and Newport Beach Marriott Hotel and Spa
Fair Value, Measurement Inputs, Disclosure [Line Items]
Number of interest rate derivative agreements		3
Interest rate notional amount		300
Derivative, fixed rate		5.531%
Derivative, maturity date		Mar. 01, 2014
Decreased interest expense due to settlements		$ 6	$ 1